SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of Selling, General And Administrative Expense [Abstract]
Disclosure of general and administrative expense [text block]
13.	Selling, general and administrative expenses

	Year ended	Year ended
	December 31, 2018	December 31, 2017
Selling and marketing	$6,607	$6,493
General and administrative:
Consulting fees and payroll	2,297	3,238
Share-based payment expense	1,685	1,582
Depreciation	21	19
Office and administration	879	870
Professional fees	1,579	2,161
Promotion and investor relations	264	162
Director fees	328	325
Transfer agent and regulatory fees	536	390
Travel	243	353
	$14,439	$15,593